Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue (Details) [Line Items]
Total revenue percentage	74.00%
Trade and other receivables (in Euro)	€ 24,400	€ 71,038	€ 81,385
Customers One [Member]
Revenue (Details) [Line Items]
Total revenue percentage	10.00%	10.00%
Customers Two [Member]
Revenue (Details) [Line Items]
Total revenue percentage		75.00%
Customers Three [Member]
Revenue (Details) [Line Items]
Total revenue percentage			98.00%